RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Due to related party	$ 0	$ 12,390
Ms. Ngai Ngai Lam [Member]
Proceeds from related party debt	1,439,080
Due to related party		$ 12,390
Payment to FMP on behalf of company	$ 1,100,000